Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating lease impairment adjustment upon the adoption of ASU 2016-02 "Leases", tax	$ 14,427	$ (12,776)
Discontinued Operation, Tax Effect of Discontinued Operation, Total	$ 400	$ 13,500
Effective Income Tax Rate Reconciliation, Percent, Total	22.00%	25.90%
Effective Income Tax Rate Continuing Operations Change	(3.90%)
Effective Income Tax Rate Reconciliation, Tax Law Change, Percent	(2.80%)
Effective Income Tax Rate Reconciliation, Creation of Federal Tax Credits, Percentage	(1.80%)
Effective Income Tax Rate Reconciliation, Alternative Fuel Tax Credit, Amount	$ 130
Effective Income Tax Rate Reconciliation, CARES Act, Amount	1,700
Deferred Income Tax Assets, Net, Total	7,872	$ 2,417
Tax Credit Carryforward, Valuation Allowance	4,500
Unrecognized Tax Benefits, Uncertainty on Timing	1,600	0
Unrecognized Tax Benefits, Period Increase (Decrease), Total	200	100
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	200	$ 0
Effective Income Tax Rate Reconciliation, Lapses of Applicable Statute of Limitations, Amount	0
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount	1,500
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	1,900
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 2,200